U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 24F-2
                     Annual Notice of Securities Sold
                        Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.
                            Please print or type.

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1.   Name and address of issuer:

     LB Variable Annuity Account I
     625 Fourth Avenue South
     Minneapolis, MN  55415

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2.   Name of each series or class of funds for which this notice is filed:

     LB Variable Annuity Account I

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3.   Investment Company Act File Number:  811-7934

     Securities Act File Number:  33-67012

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4.   Last day of fiscal year for which this notice is filed:

     December 31, 1995

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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                  [ ]

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6.   Date of termination of issuers declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     0

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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     0

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9.   Number and aggregate sale of price of securities sold during the fiscal year:

     Number of securities sold:  68,273,637

     Aggregate sale price of securities sold:  $314,927,201

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Number of securities sold:  68,273,637

     Aggregate sale price of securities sold:  $314,927,201

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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Number of securities issued:  0

     Aggregate sale price of securities issued:  0

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12.  Calculation of registration fee:

     (i)   Aggregate sale price of securities sold during
           the fiscal year in reliance on rule 24f-2
           (from Item 10):                                        $314,927,201
                                                                  ------------

     (ii)  Aggregate price of shares issued in connection
           with dividend reinvestment plans (from Item 11,
           if applicable):                                        +     0
                                                                  ------------

     (iii) Aggregate price of shares redeemed or repurchased
           during the fiscal year (if applicable):                - 80,476,986
                                                                  ------------

     (iv)  Aggregate price of shares redeemed or repurchased
           and previously applied as a reduction to filing
           fees pursuant to rule 24e-2 (if applicable):           +     0
                                                                  ------------

     (v)   Net aggregate price of securities sold and issued
           during the fiscal year in reliance on rule 24f-2
           [line (i), plus line (ii), less line (iii), plus
           line (iv)] (if applicable):                             234,450,215
                                                                  ------------

     (vi)  Multiplier prescribed by Section 6(b) of the
           Securities Act of 1933 or other applicable law
           or regulation (see Instruction C.6):                   x  1/2900
                                                                  ------------

     (vii) Fee due [line (i) or line (v) multiplied by
           line (vii)]:                                              80,844.90
                                                                  ============

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.


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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                          [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 21, 1996



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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*   /s/ James M. Odland
                                 ------------------------------------------
                                 James M. Odland, Assistant Secretary



     Date February 21, 1996
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  *Please print the name and title of the signing officer below the signature.


LB-VA\24f-2\1996\24f2.doc

625 Fourth Avenue South
Minneapolis, Minnesota  55415

[logo] LUTHERAN
       BROTHERHOOD


February 21, 1996


LB Variable Annuity Account I
625 Fourth Avenue South
Minneapolis, MN 55415

Dear Sir or Madam:

You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for LB Variable Annuity Account I (the "Account") to be filed in respect of shares of beneficial interest of the Account ("Shares") sold for the fiscal year ended December 31, 1995, pursuant to the Account's Registration Statement filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933 (File No. 33-67012) ("Registration Statement").

In its Registration Statement, the Account elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

I have reviewed the amended Registration Statement of the Account and such other documents and records deemed relevant. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 1995, registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above and to the Registration Statement of the Account.

Very truly yours,


/s/ James M. Odland
James M. Odland
Assistant Secretary

JMO\Opin96